Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Warrants to Purchase Common Stock
12.	Warrants to Purchase Common Stock

In connection with the Acquisition, the Company exchanged warrants to purchase 201,178 shares of Corindus, Inc. Series A, D and E Redeemable Convertible Preferred Stock at an average exercise price of $26.63 per share to warrants to purchase 5,029,865 shares of the Company’s Common Stock at the average exercise price of $1.07 per share.

Prior to the Acquisition, the warrants were treated as liability instruments and were measured on a recurring basis at their fair value with inputs categorized as Level 3 in the fair value hierarchy. The resulting gain or loss on revaluation was recorded as other income (expense) in the consolidated statements of operations. The Company estimated the fair value of these warrants using the Black-Scholes Model based on the estimated market value of the underlying Redeemable Convertible Preferred Stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying Redeemable Convertible Preferred Stock.

The Company revalued the warrants for the final time at the date of the Acquisition, which resulted in a charge of $2,421 for the year ended December 31, 2014. A roll forward of the warrant liability is as follows:

Balance at December 31, 2012	$2,981
Revaluation of warrants	171

Balance at December 31, 2013	3,152
Issuance of warrants in connection with lending arrangement	230
Revaluation of warrants	2,421
Reclassification of warrant liability to stockholders’ equity	(5,803)

Balance at December 31, 2014	$—

The Company used the following assumptions for the valuation of its warrant liability:

	December 31, 2013	August 12, 2014
Risk-free interest rate	1.18%	1.025%
Dividend yield	0.0%	0.0%
Expected volatility	80.0%	50.0%
Expected term (years)	3.83	3.5

The Company has following warrants outstanding at December 31, 2014:

Exercise Price	Date of Expiration	Number of Warrants
$1.06	October 11, 2017	4,728,191
$0.76	May 31, 2017	124,160
$1.41	June 11, 2024	355,028

		5,207,379